FINANCIAL ASSETS, AT FVOCI	12 Months Ended
Dec. 31, 2025
FINANCIAL ASSETS, AT FVOCI

9 FINANCIAL ASSETS, AT FVOCI

	2024	2025
	S$	S$

At beginning of financial year	-	-
Additions	-	18,210
At end of financial year	-	18,210

The investment represents an equity investment in an entity in Malaysia engaged in the provision of general medical clinic services. The management considers and assesses that adjusted cost represents an appropriate estimate of fair value for the unquoted equity investment as at the reporting date. The investment is not quoted in an active market and therefore does not have an observable market price. It was acquired during the current financial year, and the investee operates with minimal revenue generation and limited operating history. In view of its unaudited financials, there have been no significant changes in the investee’s financial position, performance, or external market conditions since acquisition, and no recent observable transactions for the shares exist.

The deemed fair value changes make up to an clearly trivial amount. Accordingly, management concludes that adjusted cost represents the best estimate of fair value at year end, as there is insufficient more recent information to indicate that fair value differs materially from the transaction price.

The fair valuation methodology is considered at Level 3 fair value hierarchy as these inputs are unobservable inputs for the financial asset.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025